Right-of-Use Assets (Details) - Schedule of right-of-use assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of right-of-use assets [Abstract]
Balance, beginning of period	$ 2,413,720
Additions		2,588,107
Depreciation	(198,291)	(174,387)
Modification of lease	(136,830)
Balance, end of period	$ 2,078,599	$ 2,413,720